10. Recoverable taxes (Details 2) R$ in Millions	Dec. 31, 2019 BRL (R$)
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	R$ 2,621
Up to One Year [Member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	438
From 1 to 2 Years [Member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	370
From 2 to 3 Years [Member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	361
From 3 to 4 Years [Member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	366
From 4 to 5 Years [Member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	350
More than 5 Years [Member]
RecoverableTaxesLineItems [Line Items]
Future realization of recoverable taxes	R$ 736